Information by operating segment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 13,280	$ 13,218	$ 11,695
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	10,230	10,415	9,005
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	2,410	2,248	2,167
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	525	448	430
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 115	$ 107	$ 93